Average Annual Total Returns - Sustainable World Fund	Fund Shares 1 Year	Fund Shares 5 Years	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years	Inst. Shares 10 Years (or Life of Class)		Class A 1 Year	Class A 5 Years	Class A 10 Years (or Life of Class)	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years (or Life of Class)	Lipper Global Funds Index (reflects no deduction for taxes) 1 Year	Lipper Global Funds Index (reflects no deduction for taxes) 5 Years	Lipper Global Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	15.71%	12.85%	10.91%	14.53%	10.30%	9.44%	10.26%	9.97%	8.83%	15.80%	12.91%	10.48%	[1]	8.78%	11.22%	9.96%	16.25%	12.26%	9.13%	18.78%	11.74%	8.90%

[1]	The inception date of the Institutional Shares was August 7, 2015.